Share-based payments reserve (Tables)	12 Months Ended
Aug. 31, 2023
IfrsStatementLineItems [Line Items]
Schedule of share based payments reserve

	For the year ended August 31,
	2023	2022
Balance at beginning of year	$6,825	$5,680
Share-based compensation expense	2,697	3,113
Transfer on exercise of options and other share-based awards	(715)	(1,968)
Balance at end of year	$8,807	$6,825

Schedule of continuity of outstanding stock options

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2021	7,351,000	CAD $0.41
Options exercised	(450,000)	CAD $0.42
Options expired	(1,565,000)	CAD $0.41
Balance – August 31, 2022	5,336,000	CAD $0.41
Options exercised(1)	(350,000)	CAD $0.42
Balance – August 31, 2023	4,986,000	CAD $0.41
(1)	The weighted average share price at the time of the option exercise was C$0.75.

Schedule of Options to purchase common shares carry exercise prices and terms to maturity

				Remaining
	Number of options		Expiry	contractual
Exercise price	Outstanding	Exercisable	Date	life (years)
C$0.40	2,354,000	2,354,000	October 11, 2026	3.1
C$0.43	2,532,000	2,532,000	September 29, 2026	3.1
C$0.35	100,000	100,000	January 2, 2027	3.3
C$0.41(1)	4,986,000	4,986,000		3.1(1)

(1)	Total represents weighted average.

Schedule of continuity of outstanding stock options

	Number of stock options	Weighted average exercise price per share
Balance – August 31, 2021	-	-
Options granted	7,375,000	$0.50
Balance – August 31, 2022	7,375,000	$0.50
Options granted	3,075,000	$0.45
Balance – August 31, 2023	10,450,000	$0.49

Schedule of fair value of options granted

	For the year ended August 31,
	2023	2022
Grant-date share price	$0.41	$0.49
Weighted average grant-date fair value	$0.16	$0.25
Exercise price	0.45	0.50
Risk-free interest rates	4.41% - 4.78%	3.27% - 3.43%
Expected life of stock options (in years)(1)	2.5 – 3.4	2.0 – 5.0
Expected volatility of share price(2)	49% - 55%	62% - 72%
Expected dividend yield	0%	0%
(1)	The expected life term of stock options granted is derived from the remaining contractual term.
(2)	The Company uses historical volatility to estimate the expected volatility of the Company's share price.

Schedule of restricted stock outstanding

Number of RSUs
Balance – August 31, 2021	-
Granted	1,855,276
Balance – August 31, 2022	1,855,276
Granted	2,826,493
Forfeited	(267,412)
Exercised	(941,280)
Balance – August 31, 2023	3,473,077

Stock Options [Member]
IfrsStatementLineItems [Line Items]
Schedule of Options to purchase common shares carry exercise prices and terms to maturity

				Remaining
	Number of options		Expiry	contractual
Exercise price	Outstanding	Exercisable	Date	life (years)
USD $0.50	7,375,000	2,950,000	August 17, 2027	4.0
USD $0.45	3,075,000	615,000	August 28, 2028	5.0
USD $0.49(1)	10,450,000	3,565,000		4.3(1)
(1)	Total represents weighted average.